Financial Instruments	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments

a)	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see "Item 18 – Financial Statements: Note 12" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash (note 19)	Level 1	539,417	539,417	454,867	454,867
Derivative instruments (note 16)
Interest rate swap agreements – assets (1)	Level 2	—	—	3,099	3,099
Interest rate swap agreements – liabilities (1)	Level 2	(84,553)	(84,553)	(52,453)	(52,453)
Cross currency interest swap agreements – liabilities(1)	Level 2	(46,179)	(46,179)	(42,104)	(42,104)
Foreign currency contracts	Level 2	53	53	(202)	(202)
Forward freight agreements	Level 2	(165)	(165)	(86)	(86)
Non-recurring
Vessels held for sale (note 7)	Level 2	—	—	37,240	37,240
Operating lease right-of-use assets (notes 6 and 7)	Level 2	10,758	10,758
Other (2)
Short-term debt (note 9)	Level 2	(10,000)	(9,991)	(50,000)	(50,000)
Long-term debt – public (note 10)	Level 1	(452,037)	(455,874)	(619,794)	(655,977)
Long-term debt – non-public (note 10)	Level 2	(1,773,450)	(1,755,063)	(2,207,358)	(2,180,440)
Obligations related to finance leases, including current portion (note 6)	Level 2	(1,778,530)	(1,940,059)	(1,825,692)	(1,877,558)

(1)
The fair value of the Company's interest rate swap and cross currency swap agreements at June 30, 2020 includes $4.7 million (December 31, 2019 – $3.4 million) accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
In the unaudited interim consolidated financial statements, the Company’s loans to and investments in equity-accounted investments form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at June 30, 2020, $12.8 million relating to Teekay Tankers' sale of assets (note 7) was reflected in accounts receivable on the unaudited consolidated balance sheet. The estimated fair value approximated the carrying value at June 30, 2020.

b) Credit Losses

The Company's exposure to potential credit losses primarily includes Teekay Parent's one direct financing and sales-type leases (the Foinaven FPSO – see Note 3) and Teekay LNG's three direct financing leases, its two loans to equity-accounted joint ventures and its guarantees of its proportionate share of secured loan facilities and finance leases of five of its equity-accounted joint ventures.

In addition, Teekay LNG's exposure to potential credit losses includes direct financing and sales-types leases for 18 LNG carriers, one FSU and an LNG regasification terminal within five of its equity-accounted joint ventures, consisting of the Yamal LNG Joint Venture, the Bahrain LNG Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Angola Joint Venture. For a description of these equity-accounted investments, see "Item 18 – Financial Statements: Note 23" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019.

The following table includes the amortized cost basis of the Company's direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2020	2018	2016	Prior to 2016	Total
As at June 30, 2020		$	$	$	$	$
Direct financing and sales-type leases – Teekay Parent
Foinaven FPSO	Performing	15,160	—	—	—	15,160

Direct financing leases – Teekay LNG
Tangguh Hiri and Tangguh Sago	Performing	—	—	—	338,305	338,305
Bahrain Spirit	Performing	—	213,041	—	—	213,041
		—	213,041	—	338,305	551,346
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	—	52,266	52,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	—	73,375
		—	—	73,375	52,266	125,641
		15,160	213,041	73,375	390,571	692,147

(1)
The Company's credit quality grades are based on internal risk credit ratings whereby a credit quality grade of performing is consistent with a low likelihood of loss. The Company assesses the credit quality of its direct financing leases and loan to the Exmar LPG Joint Venture on whether there are no past due payments, no concessions granted to the counterparties and whether the Company is aware of any other information that would indicate that there is a material increase of likelihood of loss. The same policy is applied by the equity-accounted joint ventures. As at June 30, 2020, all direct financing and sales-type leases held by Teekay LNG's equity-accounted joint ventures had a credit quality grade of performing. Teekay LNG assesses the credit quality of its loan to the Bahrain LNG Joint Venture based on whether there are any past due payments (30 days late) from the Bahrain LNG Joint Venture's primary customer, whether the Bahrain LNG Joint Venture has granted any concessions to its primary customer and whether Teekay LNG is aware of any other information that would indicate that there is a material increase of likelihood of loss.

Changes in the allowance for credit losses for the three and six months ended June 30, 2020 are as follows:

	Direct financing leases (1) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (1) $	Loans to equity-accounted joint ventures (2) $	Guarantees of debt (3) $	Total $
As at January 1, 2020	11,155	36,292	3,714	2,139	53,300
Provision for expected credit losses	(100)	8,980	—	—	8,880
As at March 31, 2020	11,055	45,272	3,714	2,139	62,180
Provision for expected credit losses	465	(423)	83	(288)	(163)
As at June 30, 2020	11,520	44,849	3,797	1,851	62,017

(1)
The credit loss provision related to the lease receivable component of the net investment in direct financing and sales-type leases is based on an internal historical loss rate, as adjusted when asset specific risk characteristics of the existing lease receivables at the reporting date are not consistent with those used to measure the internal historical loss rate and as further adjusted when management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed to measure the internal historical loss rate. During the six months ended June 30, 2020, two LNG project counterparties maintained investment grade credit ratings. As such, the internal historical loss rate used to determine the credit loss provision at both January 1, 2020 and June 30, 2020 was adjusted downwards to reflect a lower risk profile for these two LNG projects at such dates compared to the average LNG project used to determine the internal historical loss rate. In addition, the internal historical loss rate was adjusted upwards for one LNG project to reflect a lower credit rating for the counterparty, including consideration of the critical infrastructure nature of assets, and a second LNG project to reflect a larger risk of loss given default as the vessels servicing this project have fewer opportunities for redeployment compared to Teekay LNG's other LNG carriers. The credit loss provision for the residual value component is based on a reversion methodology whereby the current estimated fair value of the vessel as depreciated to the end of the charter contract as compared to the expected carrying value, with such potential gain or loss on maturity being included in the credit loss provision in increasing magnitude on a straight-line basis the closer the contract is to its maturity. Risks related to the net investments in direct financing and sales-type leases consist of risks related to the underlying LNG projects and demand for LNG carriers at the end of the contracts. The provision for expected credit loss as at January 1, 2020 and June 30, 2020 has been developed in part based on Teekay LNG's understanding that LNG production is critical infrastructure.

In addition, the provision for expected credit loss as at June 30, 2020, within Teekay LNG's equity-accounted joint ventures reflects the commencement of the sales-type lease for the Bahrain regasification terminal and associated FSU in January 2020. The change in credit loss provision of a decrease of $0.4 million and an increase of $8.6 million for the three and six months ended June 30, 2020, respectively, relating to the direct financing and sales-type leases and other within Teekay LNG's equity-accounted joint ventures are included in equity income. The change in credit loss provision recorded for Teekay LNG's direct financing and sales-type leases, loans to equity-accounted joint ventures and guarantees of debt of an increase of $0.3 million and an increase of $0.2 million for the three and six months ended June 30, 2020, respectively, are included in other expense.

(2)
The determination of the credit loss provision for such loans is based on an internal historical loss rate of Teekay LNG and its affiliates, as adjusted when asset specific risk characteristics of the existing loans at the reporting date are not consistent with those used to measure the internal historical loss rate and as further adjusted when management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed to measure the internal historical loss rate. These two loans rank behind secured debt in each equity-accounted joint venture. As such, they are similar to equity in terms of risk. The Exmar LPG Joint Venture owns and charters-in LPG carriers with a primary focus on mid-size gas carriers. Their vessels are trading on the spot market or short-term charters. Adverse changes in the spot market for mid-size LPG carriers, as well as operating costs for such vessels, may impact the ability of the Exmar LPG Joint Venture to repay its loan to Teekay LNG. The Bahrain LNG Joint Venture owns an LNG receiving and regasification terminal in Bahrain. The ability of Bahrain LNG Joint Venture to repay its loan to Teekay LNG is primarily dependent upon the Bahrain LNG Joint Venture’s customer, a company owned by the Kingdom of Bahrain, fulfilling its obligations under the 20-year agreement, as well as Bahrain LNG Joint Venture’s ability to operate the terminal in accordance with the agreed upon operating criteria.

(3)
The determination of the credit loss provision for such guarantees was based on a probability of default and loss given default methodology. In determining the overall estimated loss from default as a percentage of the outstanding guaranteed share of secured loan facilities and finance leases, Teekay LNG considers current and future operational performance of the vessels securing the loan facilities and finance leases and current and future expectations of the proceeds that could be received from sale of the vessels securing the loan facilities and finance leases in comparison to the outstanding principal amount if Teekay LNG was called on its guarantees.